Earnings Per Share - Schedule of Diluted Earnings Per Share (Parenthetical) (Detail) - € / shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Diluted earnings per share [Line Items]
Additional dividends for the savings shares per share diluted	€ 0.011	€ 0.011	€ 0.011
Convertible bonds [member]
Diluted earnings per share [Line Items]
Convertible bond adjustment	32	43